UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10599

Investment Company Act File Number

Tax-Managed Global Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Global Small-Cap Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 1.5%
Hexcel Corp.	6,698	$277,163
MacDonald Dettwiler & Associates, Ltd.	1,356	84,260

		$361,423

Auto Components — 0.7%
Brembo SpA	1,667	$68,396
Leoni AG	1,193	41,657
Linamar Corp.	1,400	54,595

		$164,648

Banks — 6.7%
77 Bank, Ltd. (The)	25,900	$120,224
Ameris Bancorp	6,858	198,402
Bank of the Ozarks, Inc.	4,295	190,440
BankUnited, Inc.	3,792	127,791
Eagle Bancorp, Inc.(1)	5,780	273,047
First Republic Bank	2,603	177,004
Hokkoku Bank, Ltd. (The)	21,100	59,153
PrivateBancorp, Inc.	3,392	127,641
Signature Bank(1)	1,014	141,291
Western Alliance Bancorp(1)	4,378	142,635

		$1,557,628

Beverages — 1.3%
Royal Unibrew A/S	4,948	$207,462
Treasury Wine Estates, Ltd.	13,718	89,284

		$296,746

Building Products — 1.2%
Armstrong World Industries, Inc.(1)	7,200	$278,496

		$278,496

Capital Markets — 1.5%
Azimut Holding SpA	5,501	$115,832
Henderson Group PLC	16,991	67,602
Jupiter Fund Management PLC	20,570	122,432
Lazard, Ltd., Class A	1,501	54,021

		$359,887

Chemicals — 2.9%
Balchem Corp.	6,390	$358,734
Denka Co., Ltd.	38,900	172,399
Essentra PLC	14,045	147,596

		$678,729

Commercial Services & Supplies — 4.2%
Interface, Inc.	17,009	$287,282
Multi-Color Corp.	2,998	188,964
Regus PLC	58,544	247,483
Team, Inc.(1)	11,237	269,688

		$993,417

Security	Shares	Value
Communications Equipment — 1.8%
Infinera Corp.(1)	14,424	$220,976
Sandvine Corp.	76,858	190,924

		$411,900

Containers & Packaging — 1.5%
DS Smith PLC	30,106	$157,522
FP Corp.	5,000	182,378

		$339,900

Distributors — 0.3%
Inchcape PLC	6,078	$62,496

		$62,496

Diversified Consumer Services — 2.1%
Navitas, Ltd.	24,123	$80,443
ServiceMaster Global Holdings, Inc.(1)	3,698	156,092
TAL Education Group ADR(1)	5,113	245,271

		$481,806

Diversified Financial Services — 1.2%
Ackermans & van Haaren NV	1,110	$143,818
Century Tokyo Leasing Corp.	3,400	125,894

		$269,712

Electric Utilities — 0.3%
Acciona SA	1,048	$80,510

		$80,510

Electrical Equipment — 0.4%
Johnson Electric Holdings, Ltd.	32,524	$96,423

		$96,423

Electronic Equipment, Instruments & Components — 1.3%
Belden, Inc.	3,827	$163,490
Halma PLC	12,358	147,878

		$311,368

Energy Equipment & Services — 0.5%
John Wood Group PLC	8,455	$78,153
Tecnicas Reunidas SA	1,522	50,715

		$128,868

Food & Staples Retailing — 1.5%
MARR SpA	4,505	$86,364
North West Co., Inc. (The)	3,987	86,890
Sprouts Farmers Market, Inc.(1)	7,364	167,899

		$341,153

Food Products — 2.2%
Ariake Japan Co., Ltd.	4,000	$224,249
Morinaga & Co., Ltd.	17,000	93,640
Pinnacle Foods, Inc.	4,680	200,725

		$518,614

Gas Utilities — 0.4%
Rubis SCA	1,236	$92,473

		$92,473

Security	Shares	Value
Health Care Equipment & Supplies — 9.2%
Alere, Inc.(1)	3,921	$145,861
Ansell, Ltd.	8,531	122,605
Asahi Intecc Co., Ltd.	2,700	124,432
Eiken Chemical Co., Ltd.	7,900	166,494
GN Store Nord A/S	6,799	127,286
Greatbatch, Inc.(1)	4,667	180,193
Hill-Rom Holdings, Inc.	4,570	223,382
ICU Medical, Inc.(1)	3,846	370,178
Integra LifeSciences Holdings Corp.(1)	5,295	325,378
Teleflex, Inc.	2,747	372,740

		$2,158,549

Health Care Providers & Services — 1.0%
Amsurg Corp.(1)	3,123	$228,572

		$228,572

Hotels, Restaurants & Leisure — 2.4%
Cedar Fair, L.P.	2,969	$160,712
ClubCorp Holdings, Inc.	7,281	87,154
HIS Co., Ltd.	4,300	127,632
Krispy Kreme Doughnuts, Inc.(1)	12,894	189,026

		$564,524

Household Durables — 3.4%
Bellway PLC	3,566	$141,597
Helen of Troy, Ltd.(1)	2,238	200,010
NVR, Inc.(1)	185	305,435
Tempur Sealy International, Inc.(1)	2,549	153,807

		$800,849

Insurance — 4.1%
AMERISAFE, Inc.	3,334	$170,067
Beazley PLC	33,109	178,023
Federated National Holding Co.	12,812	316,969
First American Financial Corp.	1,728	59,391
James River Group Holdings, Ltd.	3,390	114,989
St. James’s Place PLC	9,593	131,341

		$970,780

Internet & Catalog Retail — 0.4%
Start Today Co., Ltd.	2,600	$82,809

		$82,809

Internet Software & Services — 0.7%
GMO Internet, Inc.	5,000	$61,954
Moneysupermarket.com Group PLC	18,728	90,617

		$152,571

IT Services — 4.4%
Obic Co., Ltd.	1,800	$93,240
Otsuka Corp.	2,200	109,139
Paysafe Group PLC(1)	25,740	148,301
Sabre Corp.	9,110	233,307
Vantiv, Inc., Class A(1)	9,233	434,413

		$1,018,400

Leisure Products — 2.8%
Amer Sports Oyj	2,865	$78,419
Brunswick Corp.	5,903	235,235
Vista Outdoor, Inc.(1)	7,286	351,258

		$664,912

Security	Shares	Value
Machinery — 5.9%
Bodycote PLC	31,025	$242,653
Bucher Industries AG	538	110,311
Daifuku Co., Ltd.	7,500	125,232
Hoshizaki Electric Co., Ltd.	1,500	104,897
Makino Milling Machine Co., Ltd.	17,200	113,160
Melrose Industries PLC	7,888	33,628
NN, Inc.	12,958	157,051
RBC Bearings, Inc.(1)	2,969	176,151
Shinmaywa Industries, Ltd.	23,200	187,396
Spirax-Sarco Engineering PLC	2,864	125,005

		$1,375,484

Media — 0.9%
Cogeco Communications, Inc.	1,446	$65,286
CTS Eventim AG & Co. KGaA	2,219	81,628
Metropole Television SA	3,692	58,861

		$205,775

Metals & Mining — 1.8%
Compass Minerals International, Inc.	4,346	$325,298
Salzgitter AG	4,112	87,833

		$413,131

Multiline Retail — 0.2%
J. Front Retailing Co., Ltd.	4,000	$55,169

		$55,169

Oil, Gas & Consumable Fuels — 3.4%
Diamondback Energy, Inc.(1)	3,473	$262,385
Gulfport Energy Corp.(1)	5,342	157,856
Parkland Fuel Corp.	4,428	70,170
PDC Energy, Inc.(1)	4,528	257,508
PrairieSky Royalty, Ltd.	3,735	53,163

		$801,082

Paper & Forest Products — 0.2%
Interfor Corp.(1)	5,433	$42,079

		$42,079

Pharmaceuticals — 1.1%
BTG PLC(1)	14,008	$117,395
Ipsen SA	2,552	147,096

		$264,491

Real Estate Investment Trusts (REITs) — 9.0%
Acadia Realty Trust	5,851	$199,519
CubeSmart	7,335	229,512
DCT Industrial Trust, Inc.	5,409	193,588
Douglas Emmett, Inc.	6,289	186,029
EastGroup Properties, Inc.	3,082	164,548
Essex Property Trust, Inc.	724	154,292
Frasers Centrepoint Trust	52,800	70,544
LaSalle Hotel Properties	4,453	98,678
Merlin Properties Socimi SA	15,314	177,842
NewRiver Retail, Ltd.	29,940	143,637
Paramount Group, Inc.	6,519	106,912
Post Properties, Inc.	3,181	182,239
PS Business Parks, Inc.	2,415	209,091

		$2,116,431

Security	Shares	Value
Real Estate Management & Development — 2.0%
Hysan Development Co., Ltd.	28,633	$111,499
Nexity SA	1,827	82,690
Tosei Corp.	23,000	141,822
UNITE Group PLC (The)	14,939	137,384

		$473,395

Semiconductors & Semiconductor Equipment — 3.1%
Cirrus Logic, Inc.(1)	10,049	$348,901
Cypress Semiconductor Corp.(1)	33,464	263,027
MA-COM Technology Solutions Holdings, Inc.(1)	1,321	50,859
Sumco Corp.	8,600	58,079

		$720,866

Software — 1.6%
Magic Software Enterprises, Ltd.	17,917	$101,768
Mentor Graphics Corp.	6,715	116,707
Verint Systems, Inc.(1)	4,101	150,138

		$368,613

Specialty Retail — 1.8%
ABC-Mart, Inc.	1,600	$87,089
Sac’s Bar Holdings, Inc.	4,300	63,761
Super Retail Group, Ltd.	11,934	87,231
WH Smith PLC	6,614	174,528

		$412,609

Textiles, Apparel & Luxury Goods — 0.4%
Moncler SpA	5,965	$88,440

		$88,440

Thrifts & Mortgage Finance — 1.0%
Meta Financial Group, Inc.	3,827	$165,939
MGIC Investment Corp.(1)	11,418	75,587

		$241,526

Trading Companies & Distributors — 2.2%
Indutrade AB	4,722	$251,389
MISUMI Group, Inc.	7,900	96,610
SIG PLC	57,233	109,856
Toromont Industries, Ltd.	3,307	67,183

		$525,038

Water Utilities — 0.2%
SIIC Environment Holdings, Ltd.(1)	123,620	$57,005

		$57,005

Total Common Stocks (identified cost $24,101,507)		$22,629,297

Short-Term Investments — 2.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(2)	$566	$565,897

Total Short-Term Investments (identified cost $565,897)		$565,897

Value
Total Investments — 99.1% (identified cost $24,667,404)	$23,195,194

Other Assets, Less Liabilities — 0.9%	$201,212

Net Assets — 100.0%	$23,396,406

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $190.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	59.8%	$13,999,264
United Kingdom	12.0	2,805,127
Japan	11.9	2,776,852
Canada	3.1	714,550
France	1.6	381,120
Australia	1.6	379,563
Italy	1.5	359,032
Denmark	1.4	334,748
Spain	1.3	309,067
Sweden	1.1	251,389
Germany	0.9	211,118
Belgium	0.6	143,818
Singapore	0.5	127,549
Hong Kong	0.5	111,499
Switzerland	0.5	110,311
Israel	0.5	101,768
Finland	0.3	78,419

Total Investments	99.1%	$23,195,194

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,732,097

Gross unrealized appreciation	$1,323,093
Gross unrealized depreciation	(2,859,996)

Net unrealized depreciation	$(1,536,903)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,203,881	$1,380,156		$—	$3,584,037
Consumer Staples	549,154	607,359		—	1,156,513
Energy	801,082	128,868		—	929,950
Financials	4,059,622	1,929,737		—	5,989,359
Health Care	1,846,304	805,308		—	2,651,612
Industrials	1,786,238	1,844,043		—	3,630,281
Information Technology	2,274,510	709,208		—	2,983,718
Materials	726,111	747,728		—	1,473,839
Utilities	—	229,988		—	229,988
Total Common Stocks	$14,246,902	$8,382,395	*	$—	$22,629,297
Short-Term Investments	$—	$565,897		$—	$565,897
Total Investments	$14,246,902	$8,948,292		$—	$23,195,194

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Global Small-Cap Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016